Average Annual Total Returns - Alternative Access First Priority CLO Bond ETF			12 Months Ended	52 Months Ended
		Jul. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
Bloomberg US Universal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			2.04%	(1.38%)
Performance Inception Date		Sep. 08, 2020
Bloomberg Floating Rate Note 5 Years Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			6.39%	3.52%
Performance Inception Date		Sep. 08, 2020
Alternative Access First Priority CLO Bond ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent	[1]		6.85%	3.88%
Performance Inception Date		Sep. 08, 2020
Alternative Access First Priority CLO Bond ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]		4.19%	2.27%
Performance Inception Date		Sep. 08, 2020
Alternative Access First Priority CLO Bond ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]		4.01%	2.27%
Performance Inception Date		Sep. 08, 2020

[1]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Returns before taxes do not reflect the effects of any income or capital gains taxes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.